Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments	(437)	73	23
Contingent consideration
Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration	$ (23,121)	$ (21,995)